Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2024
Balance Sheet Components
Schedule of Property and Equipment, Net

	December 31,
(in thousands)	2024	2023
Machinery and equipment	$13,437	$13,124
Computer equipment and software	3,582	3,546
Furniture and fixtures	1,055	1,055
Leasehold improvements	5,751	5,751
Finance lease right of use assets	—	2,294
Total property and equipment	23,825	25,770
Accumulated depreciation and amortization	(20,988)	(20,651)
Property and equipment, net - subtotal	2,837	5,119
Less: Property and equipment, net from assets of discontinued operations	(261)	—
Property and equipment, net	$2,576	$5,119

Schedule of Goodwill and Intangible Assets, Net

	December 31,
(in thousands)	2024	2023
Finite-lived assets, net of accumulated amortization of $2,719 and $639 as of December 31, 2024 and December 31, 2023, respectively	$24,787	$41,871
Indefinite-lived assets - in-process research and development	28,859	28,859
Goodwill	—	943
Intangible assets, net subtotal	53,646	71,673
Less: Intangible assets, net from assets of discontinued operations	—	(4,065)
Intangible assets, net	$53,646	$67,608

Schedule of Accrued Liabilities

	December 31,
(in thousands)	2024	2023
Accrued commercial and research and development manufacturing	$12,449	$23,470
Accrued co-development costs and milestone payments	12,500	26,812
Accrued royalties	1,498	42,031
Royalty fee derivative liability (Notes 3 and 9)	13,620	—
Revenue participation liability, current (Note 9)	1,148	—
Accrued other	17,382	7,628
Lease liabilities, current	1,691	2,145
Contingent consideration, current	—	3,300
Total Accrued and other current liabilities - subtotal	60,288	105,386
Less: Accrued and other current liabilities, net from liabilities of discontinued operations, current	—	(11,480)
Total Accrued and other current liabilities	$60,288	$93,906

Schedule of Other Liabilities, Non-current

	December 31,
(in thousands)	2024	2023
Contingent consideration, non-current	$632	$1,172
Deferred tax liability (Note 14)	1,102	1,102
Revenue participation liability, non-current (Note 9)	27,595	—
Other	—	10,287
Total Other liabilities, non-current - subtotal	29,329	12,561
Less: Other liabilities, non-current from liabilities of discontinued operations, non-current	—	(9,000)
Total Other liabilities, non-current	$29,329	$3,561